Share based compensation (Details) $ / shares in Units, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Apr. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares		Jan. 31, 2015 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 $ / shares	Nov. 30, 2015 $ / shares	Nov. 07, 2013 shares	Feb. 14, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)													6,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.1		$ 0.1	[1]		$ 0.1	$ 0.1	[1]			$ 5
Number of shares authorized			600,000				600,000
Options granted (shares)						0	0		0
Compensation recognition period						1 year 11 months
Share Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split ratio			0.10
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		118,653										278,778
Vesting period (in years)						3 years
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.62	$ 2.95	$ 3.70		$ 14.10					$ 94.60
Granted (units)			1,478,500		109,219	270,653	1,587,719		0
Number of adjusted RSUs (units)			1,571,251			0	1,571,251		0
Additional shares approved (in shares)	152,000
Compensation cost | $						$ 0.7	$ 0.6		$ 0.8
Unrecognized compensation costs | $	$ 0.7					$ 0.7

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".